07.31 Fidelity Income Replacement Funds Retail Combo PRO-01 | Fidelity Income Replacement 2030 Fund℠
Fund Summary Fund/Class: Fidelity Income Replacement 2030 Fund℠/Fidelity Income Replacement 2030 Fund℠
Investment Objective
The fund seeks total return through a combination of current income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Income Replacement 2030 Fund℠}	07.31 Fidelity Income Replacement Funds Retail Combo PRO-01 Fidelity Income Replacement 2030 Fund℠ USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Income Replacement 2030 Fund℠}	07.31 Fidelity Income Replacement Funds Retail Combo PRO-01 Fidelity Income Replacement 2030 Fund℠ Fidelity Income Replacement 2030 Fund-Retail Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.61%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you are not participating in the Smart Payment Program®.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Income Replacement 2030 Fund℠}	07.31 Fidelity Income Replacement Funds Retail Combo PRO-01 Fidelity Income Replacement 2030 Fund℠ Fidelity Income Replacement 2030 Fund-Retail Class USD ($)
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® equity funds, bond funds, and short-term funds (underlying Fidelity® funds) using an asset allocation strategy designed to achieve a level of total return consistent with a payment strategy to be administered through the fund's horizon date, December 31, 2030.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy that begins with a relatively more aggressive asset allocation and gradually shifts to a relatively more conservative asset allocation over the fund's time horizon, as illustrated in the "glide path" below:
  Using an asset allocation among underlying Fidelity® funds as of July 31, 2016, of approximately:
Bond Funds
Investment Grade Bond Funds	31.8
High Yield Bond Funds	4.1
Equity Funds
Domestic Equity Funds	41.7
International Equity Funds	5.8
Short-Term Funds
Short-Term Funds	16.6

The payment strategy is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program®. The Smart Payment Program® is an optional account feature designed, but not guaranteed, to enable shareholders to receive from the fund monthly payments that have the potential to keep pace with inflation over the fund's time horizon. The fund's investment objective is intended to support the Smart Payment Program's payment strategy. However, shareholders may invest in the fund and not participate in the Smart Payment Program®. Investors should refer to the Features and Policies section of the prospectus for a summary of how the Smart Payment Program® works.

Principal Investment Risks

Shareholders should consider that the fund is not designed for the accumulation of assets prior to retirement and that the fund does not provide a complete solution for a shareholder's retirement needs. The fund's share price fluctuates, which means you could lose money by investing in the fund.

If you participate in the Smart Payment Program®, your entire investment in the fund will be gradually liquidated over time.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. If FMR Co., Inc. (FMRC)'s asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the Smart Payment Program's payment strategy may not work as intended, which could mean that monthly payments would not keep pace with inflation.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.58%	June 30, 2009
Lowest Quarter Return	-14.37%	December 31, 2008
Year-to-Date Return	2.55%	June 30, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity Income Replacement 2030 Fund℠} - 07.31 Fidelity Income Replacement Funds Retail Combo PRO-01 - Fidelity Income Replacement 2030 Fund℠	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Income Replacement 2030 Fund-Retail Class				Aug. 30, 2007
Fidelity Income Replacement 2030 Fund-Retail Class | Return Before Taxes	(0.13%)	6.21%	4.59%
Fidelity Income Replacement 2030 Fund-Retail Class | After Taxes on Distributions	(1.30%)	5.41%	3.74%	Aug. 30, 2007
Fidelity Income Replacement 2030 Fund-Retail Class | After Taxes on Distributions and Sales	0.47%	4.67%	3.35%	Aug. 30, 2007
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.50%
[1]	From August 30, 2007